Document and Entity Information	Jul. 08, 2026
Cover [Abstract]
Local Phone Number	Applicable(1)
Amendment Flag	false
Entity Central Index Key	0001679788
Document Type	8-K
Document Period End Date	Jul. 08, 2026
Entity Registrant Name	Coinbase Global, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	001-40289
Entity Tax Identification Number	46-4707224
Entity Address, Address Line One	One Madison Avenue
Entity Address, Address Line Two	Suite 2400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.00001 par value
Trading Symbol	COIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false